Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Research and development expenses [Table Text Block]
	2014	2013	2012
Gross research and development expenses	(3,728)	(3,711)	(3,654)
Research Tax Credit	518	561	256
Grants	278	555	739
Net Research and development expenses	(2,932)	(2,595)	(2,659)